Additional paid-in capital (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional Paid-in Capital
Interest expense		$ 4,004,906	$ 3,425,120
Product development expense	1,060,636	227,338	222,178
Professional expense	403,880	38,614	169,382
Selling, general and administrative expenses	1,402,533	1,499,322	586,538
	$ 2,867,049	$ 5,770,180	$ 4,403,218